Intangible assets and goodwill - Schedule of Goodwill (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill beginning of the period	CAD 110,493	CAD 92,328
Business acquisitions	210,463	290
Foreign exchange	(14,315)	17,875
Goodwill end of the period	CAD 306,641	CAD 110,493